UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08558
Investment Company Act File Number
Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Certifications

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 88.4%

Security	Shares	Value

Aerospace & Defense — 2.5%
BE Aerospace, Inc. (1)	318,000	$2,601,240
Goodrich Corp.	25,000	841,250

		$3,442,490

Airlines — 1.5%
AMR Corp. (1) (2)	166,000	$1,457,480
UAL Corp. (2)	53,000	596,250

		$2,053,730

Beverages — 1.8%
Central European Distribution Corp. (1)	11,717	$276,990
Heckmann Corp. (1) (2)	363,200	2,248,208

		$2,525,198

Biotechnology — 2.8%
Genzyme Corp. (1)	59,500	$3,809,190

		$3,809,190

Capital Markets — 2.0%
Aberdeen Asset Management PLC	110,825	$154,069
MF Global, Ltd. (1) (2)	984,500	2,579,390

		$2,733,459

Chemicals — 9.0%
Innophos Holdings, Inc.	106,654	$1,757,658
Lubrizol Corp.	65,000	2,282,800
Monsanto Co.	14,681	1,162,735
NewMarket Corp.	54,000	1,807,920
Potash Corp. of Saskatchewan, Inc.	53,208	3,279,741
Syngenta AG	11,000	1,976,412

		$12,267,266

Commercial Banks — 2.4%
First Horizon National Corp.	99	$1,058
Wells Fargo & Co.	115,800	3,345,462

		$3,346,520

Communications Equipment — 3.2%
Polycom, Inc. (1)	89,200	$1,679,636
Research In Motion, Ltd. (1)	63,939	2,715,489

		$4,395,125

Computers & Peripherals — 1.0%
Apple, Inc. (1)	15,500	$1,436,385

		$1,436,385

Construction & Engineering — 5.1%
Chicago Bridge & Iron Co. NV (2)	300,000	$3,051,000
Granite Construction, Inc. (2)	58,000	2,487,620
Jacobs Engineering Group, Inc. (1)	29,783	1,333,385
Perini Corp. (1)	4,223	80,871

		$6,952,876

Security	Shares	Value

Consumer Finance — 2.9%
SLM Corp. (1) (2)	428,531	$3,946,771

		$3,946,771

Diversified Consumer Services — 2.5%
H&R Block, Inc.	176,800	$3,382,184

		$3,382,184

Diversified Financial Services — 1.9%
IntercontinentalExchange, Inc. (1)	35,100	$2,583,360

		$2,583,360

Electrical Equipment — 1.2%
GrafTech International, Ltd. (1)	239,008	$1,598,964

		$1,598,964

Energy Equipment & Services — 1.8%
Pride International, Inc. (1)	149,559	$2,424,351

		$2,424,351

Health Care Equipment & Supplies — 2.1%
American Medical Systems Holdings, Inc. (1) (2)	102,800	$904,640
Cooper Cos., Inc. (The)	166	2,224
Kinetic Concepts, Inc. (1) (2)	22,292	482,399
Thoratec Corp. (1)	59,200	1,481,776

		$2,871,039

Health Care Providers & Services — 1.1%
DaVita, Inc. (1)	29,600	$1,487,400

		$1,487,400

Industrial Conglomerates — 0.9%
Textron, Inc.	77,000	$1,172,710

		$1,172,710

Insurance — 6.3%
Allied World Assurance Holdings, Ltd., Bermuda	49,000	$1,732,640
Fairfax Financial Holdings, Ltd. (2)	3,300	943,800
Fidelity National Financial, Inc., Class A	136,100	1,678,113
First American Corp.	32,615	783,412
HCC Insurance Holdings, Inc.	41,000	955,710
MetLife, Inc.	85,600	2,461,856

		$8,555,531

Internet & Catalog Retail — 2.8%
Priceline.com, Inc. (1) (2)	55,500	$3,829,500

		$3,829,500

Internet Software & Services — 2.6%
Equinix, Inc. (1) (2)	79,100	$3,591,931

		$3,591,931

IT Services — 7.6%
Cognizant Technology Solutions Corp. (1)	162,200	$3,114,240
Euronet Worldwide, Inc. (1)	143,000	1,219,790
MasterCard, Inc., Class A (2)	22,200	3,225,660
Satyam Computer Services, Ltd., ADR (2)	215,942	2,748,942
Wright Express Corp. (1)	11,000	125,180

		$10,433,812

Media — 2.0%
Central European Media Enterprises, Ltd., Class A (1) (2)	33,449	$514,111
Liberty Entertainment, Series A (1)	190,000	2,255,300

		$2,769,411

Security	Shares	Value

Multiline Retail — 1.3%
Big Lots, Inc. (1) (2)	101,100	$1,771,272

		$1,771,272

Oil, Gas & Consumable Fuels — 5.7%
Goodrich Petroleum Corp. (1) (2)	91,612	$3,304,445
Paladin Energy, Ltd. (1)	940,000	1,552,530
Petrohawk Energy Corp. (1)	171,500	2,996,105

		$7,853,080

Pharmaceuticals — 0.4%
Perrigo Co.	16,800	$578,088

		$578,088

Real Estate Investment Trusts (REITs) — 2.9%
Annaly Capital Management, Inc.	254,084	$3,651,187
Chimera Investment Corp.	92,257	274,926

		$3,926,113

Road & Rail — 0.3%
Werner Enterprises, Inc. (2)	20,000	$347,600

		$347,600

Semiconductors & Semiconductor Equipment — 1.9%
Atheros Communications, Inc. (1)	39,700	$579,620
Cypress Semiconductor Corp. (1) (2)	560,000	2,088,800

		$2,668,420

Software — 0.6%
Check Point Software Technologies, Ltd. (1)	42,900	$884,169

		$884,169

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	82,298	$2,498,567
GameStop Corp., Class A (1)	42,543	929,565

		$3,428,132

Textiles, Apparel & Luxury Goods — 2.9%
Gildan Activewear, Inc. (1) (2)	236,800	$4,035,072

		$4,035,072

Water Utilities — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (2)	128,436	$2,686,881

		$2,686,881

Wireless Telecommunication Services — 0.9%
Crown Castle International Corp. (1)	91,000	$1,280,370

		$1,280,370

Total Common Stocks (identified cost $143,975,703)		$121,068,400

Investment Funds — 4.1%

Security	Shares	Value

Capital Markets — 4.1%
SPDR Trust Series 1	62,000	$5,576,900

		$5,576,900

Total Investment Funds (identified cost $5,287,357)		$5,576,900

Short-Term Investments — 38.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.99% (3)	$14,751	$14,751,282
Eaton Vance Cash Collateral Fund, LLC, 2.12% (3) (4)	37,644	37,644,488

Total Short-Term Investments (identified cost $52,563,724)		$52,395,770

Total Investments — 130.8% (identified cost $201,826,784)		$179,041,070

Other Assets, Less Liabilities — (30.8)%		$(42,180,958)

Net Assets — 100.0%		$136,860,112

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at November 30, 2008.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008. For the fiscal year to date ended November 30, 2008, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from investments in the Eaton Vance Cash Collateral Fund, LLC was $436,356, and net income allocated from the investment in Cash Management Portfolio was $39,204.

(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at November 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of November 30, 2008, the Portfolio loaned securities having a market value of $34,981,720 and received $37,623,864 of cash collateral for the loans. At November 30, 2008, the investment in Eaton Vance Cash Collateral Fund, LLC also includes $462,310 of cash collateral received on security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,086,934

Gross unrealized appreciation	$2,383,236
Gross unrealized depreciation	(27,429,100)

Net unrealized depreciation	$(25,045,864)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$124,514,819
Level 2	Other Significant Observable Inputs	54,526,251
Level 3	Significant Unobservable Inputs	—

Total		$179,041,070

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research and Eaton Vance Management, respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At November 30, 2008, Cash Collateral Fund valued its investments based on available market quotations.
For information on the Portfolio’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	January 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	January 23, 2009